Vessels - Schedule of Vessels (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Cost	$ 6,437,196	$ 6,358,744
Accumulated depreciation	1,424,007	1,080,396
Net book value	5,013,189	5,278,348
Vessels [Member]
Property, Plant and Equipment [Line Items]
Cost	6,136,517	6,149,625
Accumulated depreciation	1,424,007	1,080,396
Net book value	4,712,510	5,069,229
Vessels under construction [Member]
Property, Plant and Equipment [Line Items]
Cost	300,679	209,119
Net book value	$ 300,679	$ 209,119